Note 6 - Property, Plant and Equipment and Capital Long-term Prepayments - Schedule of Property, Plant and Equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Balance	$ 140
Balance	51,189
Balance	82	$ 140
Balance	55,078	51,189
Balance	(140)
Balance	(51,189)
Balance	(82)	(140)
Balance	(55,078)	(51,189)
Property, plant and equipment, excluding construction in progress [member]
Statement Line Items [Line Items]
Balance	7,062
Balance	6,742	7,062
Balance	(7,062)
Balance	(6,742)	(7,062)
Construction in progress [member]
Statement Line Items [Line Items]
Balance	43,987
Balance	48,254	43,987
Balance	(43,987)
Balance	(48,254)	(43,987)
Gross carrying amount [member]
Statement Line Items [Line Items]
Balance	301	301
Balance	51,360	51,364
Reclassification, right of use assets		0
Reclassification		0
Additions during the period	0	0
Additions during the period	4,492	519
Transfers to capital long-term prepayments	0	0
Transfers to capital long-term prepayments	139	(139)
Asset retirement obligation - Change in estimate	0	0
Asset retirement obligation - Change in estimate	(646)	(384)
Transfers to capital long-term prepayments	139	(139)
Balance	301	301
Balance	55,345	51,360
Balance	(301)	(301)
Balance	(51,360)	(51,364)
Balance	(301)	(301)
Balance	(55,345)	(51,360)
Gross carrying amount [member] | Property, plant and equipment, excluding construction in progress [member]
Statement Line Items [Line Items]
Balance	7,072	5,989
Reclassification, property, plant, and equipment		1,334
Additions during the period	364	133
Transfers to capital long-term prepayments	0	0
Asset retirement obligation - Change in estimate	(646)	(384)
Balance	6,790	7,072
Balance	(7,072)	(5,989)
Balance	(6,790)	(7,072)
Gross carrying amount [member] | Construction in progress [member]
Statement Line Items [Line Items]
Balance	43,987	45,074
Reclassification, property, plant, and equipment		(1,334)
Additions during the period	4,128	386
Transfers to capital long-term prepayments	139	(139)
Asset retirement obligation - Change in estimate	0	0
Balance	48,254	43,987
Balance	(43,987)	(45,074)
Balance	(48,254)	(43,987)
Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Balance	(161)	(96)
Balance	(171)	(106)
Balance	(219)	(161)
Balance	(267)	(171)
Balance	161	96
Balance	171	106
Change for the period	58	65
Change for the period	96	65
Balance	219	161
Balance	267	171
Accumulated depreciation and amortisation [member] | Property, plant and equipment, excluding construction in progress [member]
Statement Line Items [Line Items]
Balance	(10)	(10)
Balance	(48)	(10)
Balance	10	10
Change for the period	38	0
Balance	48	10
Accumulated depreciation and amortisation [member] | Construction in progress [member]
Statement Line Items [Line Items]
Balance	(0)	(0)
Balance	(0)	(0)
Balance	0	0
Change for the period	0	0
Balance	$ 0	$ 0